Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions
10.
Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Management and director fees(1)	$505	$1,018	$982	$1,508
Share-based compensation	1,390	262	2,563	2,017
	$1,895	$1,280	$3,545	$3,525

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.

On June 17, 2022, the Company entered into a master service agreement (the "MSA") with Telescope Innovations Corp. ("Telescope"), a related party of the Company. Dr. Andy Robinson, President and Chief Operating Officer of the Company and Robert Mintak, former Chief Executive Officer of the Company, are both independent directors of Telescope. Under the MSA, Telescope provides various research and development services for the purpose of developing new technologies. The

Company incurred $6.0 thousand and $6.0 thousand related to the MSA during the three and six months ended June 30, 2025, respectively. The Company incurred $0.1 million and $0.2 million, respectively, of costs related to the MSA during the three and six months ended June 30, 2024.

The balances of related party receivables and payables as of the periods indicated are as follows (in thousands):

	June 30, 2025	December 31, 2024
Receivables – related parties
Joint Ventures(1)	$1,739	$1,274
Total	$1,739	$1,274

Accounts payable – related parties
Joint Ventures(2)	$4,000	$4,000
Management and directors(3)	795	397
Total	$4,795	$4,397
(1)
Receivables – related parties from the Joint Ventures represent receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.
(2)
Accounts payable – related parties to the Joint Ventures represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs and is currently due.
(3)
Amounts due to key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.